Borrowing Arrangements (Tables) - SHAPEWAYS, INC	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of outstanding debt obligations

	June 30,	December 31,
	2021	2020
Term Loan	$2,489	$3,423
Dutch Landlord Loan	139	163
Convertible Promissory Notes	5,000	5,000
PPP Loan	—	1,982
	7,628	10,568
Less: current portion	(6,906)	(8,332)
Long-term debt	$722	$2,236

	December 31,
	2020	2019
Term Loan	$3,423	$4,722
Dutch Landlord Loan	163	182
Convertible Promissory Notes	5,000	5,000
PPP Loan	1,982	—
	10,568	9,904
Less: current portion	(8,332)	(6,333)
Long-term debt	$2,236	$3,571

Summary of future minimum payments of principal under debt obligations

2021	$8,332
2022	2,152
2023	44
2024	40
Total	$10,568